Leases - Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Roll Forward]
Right-of-use assets, beginning balance	$ 22,068	$ 28,145
Additions	19,076	7,870
Dispositions	(8,769)
Modifications	2,607	2,019
Depreciation	(13,795)	(8,593)
Transfers to oil and gas properties		(8,210)
Foreign currency translation	(375)	837
Right-of-use assets, ending balance	20,812	22,068
Office Leases
Leases [Roll Forward]
Right-of-use assets, beginning balance	13,091	15,226
Additions	106	157
Dispositions	(2,896)
Modifications	(1,904)	0
Depreciation	(2,393)	(2,650)
Transfers to oil and gas properties		0
Foreign currency translation	(159)	358
Right-of-use assets, ending balance	5,845	13,091
Field Equipment
Leases [Roll Forward]
Right-of-use assets, beginning balance	8,243	12,029
Additions	17,918	7,290
Dispositions	(5,865)
Modifications	4,579	1,752
Depreciation	(10,642)	(5,093)
Transfers to oil and gas properties		(8,210)
Foreign currency translation	(216)	475
Right-of-use assets, ending balance	14,017	8,243
Vehicles and Other
Leases [Roll Forward]
Right-of-use assets, beginning balance	734	890
Additions	1,052	423
Dispositions	(8)
Modifications	(68)	267
Depreciation	(760)	(850)
Transfers to oil and gas properties		0
Foreign currency translation	0	4
Right-of-use assets, ending balance	$ 950	$ 734